Document and Entity Information	6 Months Ended
Jun. 30, 2023
Ifrs Statement Line Items
Document Type	6-K
Entity File Number	001-35286
Entity Registrant Name	FRANCO-NEVADA CORPORATION
Entity Address, Address Line One	199 Bay Street
Entity Address, Address Line Two	Suite 2000
Entity Address, Address Line Three	P.O. Box 285
Entity Address, Address Line Four	Commerce Court Postal Station
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5L 1G9
Entity Central Index Key	0001456346
Document Period End Date	Jun. 30, 2023
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2